                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NewBridge Partners, LLC
      ---------------------------
Address: 535 Madison Avenue, 14th Floor
         ------------------------------
         New York, New York 10022
         ------------------------

Form 13F File Number: 28-5523
                      -------

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathy T. Abramson
       --------------------------
Title: Chief Financial Officer
       --------------------------
Phone: (212) 745-1000
       --------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson            New York, New York          May 5, 2000
---------------------            ------------------          -----------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0
                                    -----

Form 13F Information Table Entry Total:   99
                                        -----

Form 13F Information Table Value Total: $6,207,747 (in thousands)
                                        -------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                            NEWBRIDGE PARTNERS, LLC

                        DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF DATE: 03/31/00

COLUMN 1                COLUMN  COLUMN 3  COLUMN 4 COLUMN 5            COLUMN 6                 COLUMN COLUMN 8
                          2                                                                       7
                                                                       INVESTMENT
                                                                       DISCRETION                      VOTING
                                                                                                       AUTHORITY
NAME OF ISSUER          TITLE   CUSIP     FAIR     SHRS OR   SH/ PUT/  SOLE (A)
                         OF               MARKET   PRN AMT   PRN CALL             SHARED SHARED OTHER  SOLE (A)   SHARED  NONE (C)
                        CLASS             VALUE                                    (B)   OTHER  MANA-               (B)
                                          (x$1000)                                       (C)    GERS
CISCO SYS IN COM        COMMON  17275R102 659,068  8,524,678           8,423,978  68,000 32,700        3,472,512  72,700  4,979,466

E M C CORP MASS COM     COMMON  268648102 502,570  3,988,651           3,963,051  18,000  7,600        1,768,604  17,200  2,202,847

AMERICA ONLINE INC COM  COMMON  02364J104 436,418  6,471,395           6,422,095   7,200 42,100        2,575,092  73,000  3,823,303

INTEL CORP COM          COMMON  458140100 383,613  2,907,521           2,875,321  23,000  9,200        1,520,360  22,200  1,364,961

MICROSOFT CORP COM      COMMON  594918104 313,186  2,947,635           2,906,535  16,000 25,100        1,391,206  29,600  1,526,829

NOKIA CORP ADR SPONSO   COMMON  654902204 338,139  1,523,148           1,517,048   4,000  2,100          848,243       0    674,905

BROADCOM CORP COM       COMMON  111320107 307,284  1,265,193           1,261,993          3,200          641,323   8,200    615,670

SCHWAB CHARLES CORP N   COMMON  808513105 331,847  5,841,035           5,771,135  50,000 19,900        3,287,400  58,600  2,495,035

DELL COMPUTER CORP CO   COMMON  247025109 271,815  5,039,404           5,001,004  22,400 16,000        2,805,137  38,400  2,195,867

HOME DEPOT INC COM      COMMON  437076102 271,521  4,209,626           4,164,626  18,000 27,000        2,461,983  19,275  1,728,368

J D S UNIPHSE CORP C    COMMON  46612J101 241,414  2,002,392           1,997,792          4,600        1,078,212  15,600    908,580

MEDTRONIC INC COM       COMMON  585055106 234,170  4,552,465           4,530,665  16,400  5,400        2,804,296  15,800  1,732,369

C M G I INC COM         COMMON  125750109 169,695  1,499,963           1,498,163          1,800          743,808  10,400    745,755

COLUMN 1               COLUMN 2 COLUMN 3     COLUMN 4  COLUMN 5     COLUMN 6                  COLUMN 7  COLUMN 8
CITIGROUP INC COM      COMMON    172967101   213,437   3,564,707    3,538,082  16,875   9,750           2,359,074  15,375  1,190,258

MERRILL LUNCH & CO     COMMON    590188108   189,591   1,805,630    1,796,130   6,000   3,500           1,191,422   6,700    607,508
IN

AMERICAN INTL GROUP    COMMON    026874107   191,759   1,751,226    1,740,775   6,327   4,124           1,215,906   4,499    530,821

PFIZER INC             COMMON    717081103   147,373   4,030,649    4,001,249  19,800   9,600           2,496,965  12,900  1,520,784


CLEAR CHANNEL          COMMON    184502102   148,517   2,150,465    2,146,265   3,000   1,200           1,338,525  13,100    798,840
COMMUNI

QUALCOMM INC COM       COMMON   7477525103   121,069     810,838      808,038           2,800             452,506   4,400    353,932

P M C-SIERRA INC COM   COMMON    69344F106   115,028     564,727      563,477           1,250             303,552   3,500    257,675

AT&T CORP COM LBRTY    COMMON    001957208   127,444   2,148,672    2,143,472   4,000   1,200           1,260,632  13,900    874,140
M

HARLEY DAVIDSON INC    COMMON    412822108   109,309   1,377,118    1,364,318   8,000   4,800             219,578       0  1,157,540
C

GENENTECH INC COM      COMMON    368710406    95,303     626,995      625,195           1,800             346,958   4,400    275,637
NEW

JOHNSON & JOHNSON      COMMON    478160104    18,235     259,572      253,972   4,000   1,600               3,135       0    256,437

SUN MICROSYSTEMS       COMMON    866810104     8,116      86,609       86,609                              16,849       0     69,760
INC

GENERAL ELEC CO        COMMON    369604103     6,556      42,130       37,330           4,800                 167       0     41,963

I B M                  COMMON    459200101     6,402      54,255       18,255          36,000                 155       0     54,100

TEXAS INSTRS INC COM   COMMON    882508104     6,204      38,775       38,775                               7,975       0     30,800

EXODUS                 COMMON    302088109     5,807      41,330       41,330                              14,385       0     26,945
COMMUNICATIONS

INKTOMI CORP COM       COMMON    457277101     4,974      25,510       25,510                               9,045       0     16,465

BROCADE                COMMON    111621108     4,724      26,345       26,345                               8,820       0     17,525
COMMUNICATION

JUNIPER NETWORKS INC   COMMON    48203R104     4,286      16,260       16,260                               5,545       0     10,715

WAL MART STORES INC    COMMON    931142103     4,182      74,021       60,021          14,000                 135       0     73,886

COLUMN 1                COLUMN 2   COLUMN 3    COLUMN 4   COLUMN 5     COLUMN 6                 COLUMN 7  COLUMN 8
APPLIED MICRO CIRCUIT   COMMON     03822W103   3,759      25,050       25,050                               7,600        0   17,450

VERITAS SOFTWARE CO     COMMON     923436109   3,723      28,423       28,423                               8,983        0   19,440
C

MERCK & CO INC          COMMON     589331107   3,491      56,194       54,394             1,800             1,760    1,900   52,534

BERKSHIRE HATHAWAY      COMMON     084670207   3,482       1,913        1,913                                   0        0    1,913
IN

REDBACK NETWORKS        COMMON     757209101   3,481      23,214       23,214                               7,664        0   15,550
INC

QLOGIC CORP COM         COMMON     747277101   2,631      19,415       19,415                               7,295        0   12,120

FOUNDRY NETWORKS        COMMON     35063R100   2,418      16,820       16,820                               5,615        0   11,205
INC

SYCAMORE NETWORKS       COMMON     871206108   2,324      18,018       18,018                               5,868        0   12,150
INC

BROADVISION INC COM     COMMON     111412102   2,267      50,510       50,510                              17,660        0   32,850

EXXON CORPORATION       COMMON     30231G102   1,938      24,864       14,809     9,000   1,056                 0        0   24,864

ARIBA INC COM           COMMON     04033V104   1,705      16,270       16,270                               3,355        0   12,915

VIGNETTE CORP COM       COMMON     926734104   1,664      31,155       31,155                              10,050        0   21,105

SCHERING PLOUGH         COMMON     806605101   1,518      40,895       39,695             1,200                95       00   40,800
CORP

ABBOTT LABS             COMMON     002824100   1,478      42,000       34,000             8,000                 0        0   42,000

FEDERAL NAT             COMMON     313586109   1,454      25,713       13,713    12,000                       196    1,200   24,317
MORTGAGE

HUNTINGTON              COMMON     446150104   1,254      56,045       56,045                                   0        0   56,045
BANCSHARES

COCA COLA CO            COMMON     191216100   1,195      25,455       10,255    12,000   3,200                55        0   25,400

DU PONT E I DE          COMMON     263534109   1,091      20,600       19,000             1,600                 0        0   20,600
NEMOUR

VERISIGN INC COM        COMMON     92343E102   1,029       6,880        6,880                                 395        0    6,485

U S TR CORP NEW COM     COMMON     91288L105     978       5,165        5,165                                   0        0    5,165

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4   COLUMN 5  COLUMN 6                      COLUMN 7   COLUMN 8
BRISTOL MYERS SQUIBB   COMMON     110122108    957        16,508    15,772                  736                   0     0    16,508

WRIGLEY WM JR CO       COMMON     982526105    922        12,000               12,000                             0     0    12,000

JABIL CIRCUIT INC COM  COMMON     466313103    865        20,000    20,000                                        0     0    20,000

HARTFORD FINL SVCS     COMMON     416515104    838        15,886                         15,886                   0     0    15,886
GR

COLGATE PALMOLIVE      COMMON     194162103    789        14,000               14,000                             0     0    14,000
CO

HEWLETT PACKARD CO     COMMON     428236103    787         5,935     1,935                4,000                   0     0     5,935
CO

WARNER LAMBERT CO      COMMON     934488107    644         6,592     3,792                2,800                 217     0     6,375
COM

ROYAL DUTCH PETE CO    COMMON     780257804    614        10,625       125     10,500                           125     0    10,500
N

OMNICOM GROUP COM      COMMON     681919106    579         6,179     6,179                                       75     0     6,104

NORTHERN TR CORP       COMMON     665859104    568         8,400     3,000                5,400                   0     0     8,400
COM

SOLECTRON CORP COM     COMMON     834182107    563        14,029    14,029                                    2,329     0    11,700

AMERICAN HOME          COMMON     026609107    498         9,264     8,264                1,000                   0     0     9,264
PRODS C

XILINX INC COM         COMMON     983919101    497         6,000     6,000                                        0     0     6,000

LOWES COS INC COM      COMMON     548661107    473         8,110     8,110                                      110     0     8,000

TIME WARNER INC COM    COMMON     887315109    449         4,489     4,489                                      589     0     3,900

AMGEN INC COM          COMMON     031162100    434         7,065     7,065                                      105     0     6,960

GILLETTE CO            COMMON     375766102    416        11,035     1,035     10,000                           235     0    10,800

MOTOROLA INC COM       COMMON     620076109    415         2,845        45                2,800                  45     0     2,800

DISNEY WALT PRODTNS    COMMON     254687106    408         9,894     9,894                                        0     0     9,894

REUTERS GROUP PLC      COMMON     76132M102    389         3,258     3,258                                        0     0     3,258
ADR

TELLABS INC COM        COMMON     879664100    380         6,035     3,535      2,500                         1,735     0     4,300


COLUMN 1               COLUMN 2   COLUMN 3     COLUMN 4   COLUMN 5  COLUMN 6                       COLUMN 7   COLUMN 8

INSIGHT ENTERPRISES I  COMMON     45765U103    369        10,125    10,125                                    0          0    10,125

SCHLUMBERGER           COMMON     806857108    355        4,643     2,617                2,026                0          0    4,643

BERKSHIRE HATHAWAY     COMMON     084670108    343        6         6                                         0          0    6
IN

LUCENT TECHNOLOGIES    COMMON     549463107    337        5,439     3,439                2,000                1,100      0    4,339
I

COSTCO WHOLESALE       COMMON     22160K105    329        6,262     6,262                                     150        0    6,112
CORP

NTL INC COM            COMMON     629407107    325        3,500     3,500                                     0          0    3,500

PROCTER & GAMBLE       COMMON     742718109    309        5,465     5,465                                     1,295      0    4,170
COMP

MORGAN STANLEY         COMMON     617446448    304        3,670     1,670                2,000                1,070      0    2,600
DEAN W

UNITED TECHNOLOGIES    COMMON     913017109    282        4,469     4,469                19,927               0          0    4,469
C

MANOR CARE INC         COMMON     564055101    269        19,927                                              0          0    19,927

MORGAN J.P. & CO INC   COMMON     616880100    268        2,033     553        1,500                          0          0    2,033

BENTLEY PHARMACEUTICA  COMMON     082657107    261        28,950    28,950                                    0          0    28,950

ITT INDS INC IND COM   COMMON     450911102    247        7,943                          7,943                0          0    7,943

EXCELSIOR TAX-         MUTUAL     300861408    243        29,086    29,086                                    0          0    29,086
EXEMPT

MEDIAONE GROUP INC     COMMON     58440J104    227        2,805     2,805                                     30         0    2,775
CO

STATE STR CORP COM     COMMON     857477103    223        2,300     2,300                                     0          0    2,300

JANUS INVT FD COM      MUTUAL     471023101    206        4,237     4,237                                     0          0    4,237

IGEN INTL INC DEL COM  COMMON     449536101    200        8,000     8,000                                     0          0    8,000

RHEOMETRICS            COMMON     762073104    100        10,000    10,000                                    0          0    10,000
SCIENTIFI

RITE AID CORP COM      COMMON     767754104    62         11,000    11,000                                    11,000      0   0

COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5       COLUMN 6             COLUMN 7    COLUMN 8
GULF CDA RES LTD ORD         COMMON         40218L305       44       12,000         12,000                          0     0   12,000

GLOBAL DIAMOND RES IN        COMMON         379320203       24       40,000                    40,000               0     0   40,000

OPTICAL SENSORS INC C        COMMON         68384P107       21       10,000         10,000                          0     0   10,000

HARKEN ENERGY CORP CO        COMMON         412552101       10       10,000         10,000                          0     0   10,000

REPAP ENTERPRISES INC        COMMON         76026M309        2       20,000         20,000                          0     0   20,000